Restructuring Charges - Summary of the Company's restructuring changes by segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Charges	$ 5,356	$ 5,385	$ 12,465
Sales [Member]
Restructuring Cost and Reserve [Line Items]
Charges	2,451	2,928	6,663
Marketing [Member]
Restructuring Cost and Reserve [Line Items]
Charges	$ 2,905	$ 2,457	$ 5,802